Financial commitments and contingent liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Financial Commitments [Abstract]
Disclosure of Financial Commitments

Financial commitments were as follows:

At 31 March	2019 £m	2018 £m
Operating lease commitments	6,619	6,597
TV programme rights commitments	2,113	2,823
Capital commitments	1,432	993
Other commitments	253	624
Total	10,417	11,037

Disclosure of Future Minimum Operating Lease Payments

Future minimum operating lease payments were as follows:

Payable in the year ending 31 March:	2019 £m	2018 £m
2019	–	600
2020	755	550
2021	641	513
2022	599	486
2023	555	463
2024	512	449
Thereafter	3,557	3,536
Total future minimum operating lease payments	6,619	6,597